Skadden, Arps, Slate, Meagher & Flom, LLP
Four Times Square
New York, NY 10036
(212) 735-3000

May 17, 2006

VIA EDGAR

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-4561

ATTN: Todd K. Schiffman, Assistant Director

RE:	COWEN GROUP, INC. REGISTRATION STATEMENT ON FORM S-1 FILED MARCH 21, 2006 COMMISSION FILE NO. 333-132602

Dear Mr. Schiffman:

        On behalf of Cowen Group, Inc., a Delaware corporation (the "Company"), enclosed is a copy of Amendment No. 1 to the above-referenced registration statement (the "Registration Statement"), as filed with the United States Securities and Exchange Commission (the "Commission") on the date hereof, marked to show composite changes from the Registration Statement filed with the Commission on March 21, 2006.

        The changes reflected in Amendment No. 1 include those changes made by the Company in response to the comments of the staff of the Division of Corporation Finance of the Commission (the "Staff") set forth in your letter dated April 18, 2006 (the "Comment Letter") in connection with the Registration Statement. Amendment No. 1 also includes other changes that are intended to update, clarify and render more complete the information contained therein, including financial information as of and for the three months ended March 31, 2006.

        For your convenience, each of the Staff's comments is reproduced below in italics under the Staff's topic headings followed in each case by the related Company response. Page references contained in the response are to the form of prospectus contained in Amendment No. 1.

        We are also sending supplemental information under separate cover that is responsive to Comments 6, 26 and part of 25. This information is submitted only in paper pursuant to Rule 101(c)(2) of Regulation S-T.

General Comments

  1.
  Please refer to the selling stockholder by name rather (Societe Generale) than by the generic term "selling stockholder." In addition, please avoid using abbreviations such as "SGCSG," "SGAI," "SGAS" and "TMT."

    Company Response:

    The Company has revised the Registration Statement to reflect the Staff's comment.

Summary, page 1

  2.
  Please revise the section entitled "Overview" to disclose

  •
  disclose that you are a wholly owned subsidiary of Societe Generale and that Societe Generale has decided to liquidate its investment in Cowan by disposing of at least 88.8 percent, and possibly all, of its stock in connection with this offering; and

    •
    that as part of the separation from Societe Generale you are giving management a fourteen percent interest in the company.

    Company Response:

    In response to the Staff's comment, the Company has created a new section titled "Our Relationship with Société Générale" within the Summary on page 4 of the Registration Statement that prominently discloses the information described in the Staff's comment in the new section's first paragraph. The Company believes inclusion of such information in a separate section will facilitate the reader's ease in locating information with respect to the Company's relationship with Société Générale and will minimize confusion that may occur if such information were to be dispersed into different areas of the Summary, including the "Overview" section which primarily relates to the Company's operations.

  3.
  Please add a section in the summary summarizing your relationship with Societe Generale over the past eight years and summarizing the terms of the separation. Please summarize the effects of the separation on you, including the possible loss of business from Societe Generale and its clients.

    Company Response:

    In response to the Staff's comment, the Company has created a new section titled "Our Relationship with Société Générale" within the Summary on page 4 of the Registration Statement that summarizes the Company's relationship with Société Générale, the terms of the separation and the effects of the separation on the Company.

  4.
  In the second sentence of the first paragraph, clarify the meaning of "correct, non-consensus conclusions." Likewise, clarify the meaning of the sentence that follows.

    Company Response:

    The Company has clarified the language on page 1 of the Registration Statement to reflect the Staff's comment.

  5.
  Please explain on page 1 and page 3 how you will get the resources to support the growth strategy you have adopted.

    Company Response:

    The Company has added language on page 1 and in the bullet point "Selectively expand our existing platform" beginning on page 3 of the Registration Statement to reflect the Staff's comment.

  6.
  Please revise the section entitled "Competitive Strengths," on page 2, by deleting the following claims or providing us with objective evidence to support them:

    Company Response:

    The Company is providing the requested information to you supplementally under separate cover in addition to the explanations provided below under each bullet.

    •
    you have a "leading position" in your target sectors;

      Company Response:

      The Company's belief that it has a leading position in its target sectors is supported by data from Equidesk for the number of U.S. initial public offerings and follow-on offerings lead managed or co-managed by the Company between 2003 and 2005. Within the healthcare, technology, media and telecommunications and consumer sectors, the Equidesk data shows that the Company lead managed or co-managed an aggregate of 139 initial public offerings and follow-on offerings, fourth among all underwriters during the same period. Moreover, for offerings in the same sectors by issuers that had a market capitalization of $2 billion or less at the time of the offering, the Company lead managed or co-managed more than any other investment bank during that same period, an aggregate of 131 offerings.

    •
    you are the "leading franchise" focused on your target growth sectors; and

      Company Response:

      In addition to the data described above, the Company's belief that it has a leading franchise focused on its target growth sectors is supported by the data from AutEx for the trading of stocks covered by the Company set forth in the supplemental letter.

    •
    you have "equity research leadership."

      Company Response:

      The Company's belief that it has equity research leadership is supported by the Company's long history of providing research coverage in its target sectors, the number of companies covered by the Company's research analysts as compared with the number covered by other, larger Wall Street firms and the Company's continued growth in the number of companies covered.

      The Company has been actively researching the healthcare and technology, media and telecommunication sectors since the Company acquired GS Grumman in 1976, an institutional research firm specializing in the healthcare and technology, media and telecommunications sectors. Over the past 30 years, the Company has acquired institutional knowledge of the healthcare and technology, media and telecommunications sectors and has used its knowledge of these growth sectors to expand into the high-growth consumer sector.

      As of March 31, 2006, the Company provided research coverage on 424 companies within the healthcare, technology, media and telecommunications and consumer sectors and sub-sectors. The number of companies covered in these sectors compares favorably to other, significantly larger Wall Street firms. The table below summarizes the number of companies by sector the Company covers compared with the number of companies in those sectors covered by two of the largest brokerage firms on Wall Street that, according to information provided to the Company, cover over 1,000 companies across all sectors:

	Technology, Media and Telecommunications		Healthcare	Consumer(2)	Total
Cowen (as of 3/31/06)	198	(1)	155	71	424
Average of two leading brokerage firms (as of 4/15/06)	261		78	87	426

(1)
As of 12/31/05, the Company's figure was 251 but turnover in analysts has temporarily lowered the figure. The Company expects its total technology, media and telecommunications figure to return to a similar level as the 12/31/05 figure, as newly hired analysts increase the number of companies under research coverage.

(2)
Excludes the following low-growth consumer sub-sectors: auto, food and beverage, lodging and cosmetics.

      Finally, over the past four years, many Wall Street firms, including the two large brokerage firms discussed above, have been reducing the number of companies covered by their research analysts while the Company has been increasing the number of companies it covers. From January 2002 until today, the Company has increased the number of companies on which it provides research coverage from 324 to 424, a 31% increase. In contrast, during that same period, ten of the larger Wall Street firms that do not focus on particular sectors have decreased the number of companies on which they provide research by an average of 31%. Please see the table enclosed with the supplemental letter for information relating to the number of companies covered by Wall Street firms.

  7.
  Please revise the section entitled "Market Opportunity and Focus," on page 2, to reconcile your claims that your focus on three particular sectors is a benefit with your statement on page 20 that your dependence on these same sectors "caused our year over year investment banking results to diverge somewhat from broader market trends and volumes."

    Company Response:

    The Company has added disclosure on page 33 of the Registration Statement to address the Staff's comment.

  8.
  Please revise the section entitled "Cowen Group, Inc.," on page 4, as follows:

  •
  add the following caption to the second paragraph: "Cash Distribution to Selling Shareholder;" and

  •
  estimate the amount of the cash contribution.

    Company Response:

    The Company has revised the disclosure on pages 4 and 5 of the Registration Statement to reflect the Staff's comment.

  9.
  Revise to define group equity here and in the notes to the financial statements.

    Company Response:

    The Company has revised the disclosure in the Registration Statement to reflect the Staff's comment. Group equity is the equivalent of total stockholder's equity before consummation of this offering and the related transactions, and represents Société Générale's interest in the Company. After the consummation of this offering and the related transactions, the Company will use the term "stockholders' equity" as indicated in the Capitalization table on page 23 of the Registration Statement and in other instances where equity is described.

  10.
  Revise to define the source of the cash distribution. The repos in the balance sheet suggest that this may not be a cash distribution to the seller.

    Company Response:

    The Company has revised the disclosure on page 5 of the Registration Statement to reflect the Staff's comment.

Capitalization, page 22
Unaudited Pro Forma Combined Financial Condition Information, page 25

  11.
  Expand the presentation to provide a note to the group equity line item to present the pro forma capitalization of the company which will result from the expected sale of shares in this offering and the grant of restricted stock to senior employees.

    Company Response:

    The Company has added the caption "Stockholders' equity" and related line items to the Capitalization table on page 23 of the Registration Statement to reflect the Staff's comment.

Unaudited Pro Forma Combined Operating Information, page 24

  12.
  Expand the presentation to provide earnings per share data resulting from the expected sale of shares in this offering and the grant of restricted stock to senior employees.

    Company Response:

    The Company has added Note 8 to the unaudited pro forma combined operating information on page 30 of the Registration Statement to explain the basis for the calculation of pro forma earnings per share. In addition, once the price range for the offering has been determined, the Company will include compensation expense associated with the grants of restricted stock and stock options to certain of its senior employees in the unaudited pro forma combined operating information.

Unaudited Pro Forma Combined Operating Information, page 24
Notes to the Unaudited Pro Forma Combined Financial Information, page 26

  13.
  Expand the pro forma adjustments listed in Note 1 to reflect the reduction of interest income related to the transfer of cash into an escrow account to be utilized for the future payment, if any, of certain litigation and related costs subject to indemnification by Societe Generale since this interest income will be paid to the selling stockholder.

    Company Response:

    The Company has revised the disclosure in Note 1 on page 29 of the Registration Statement and reflected a pro forma adjustment for the reduction of interest income.

  14.
  You disclose that the company's brokerage and clearance expense is expected to increase upon entering into a new commercial clearing agreement prior to the closing of this offering, replacing the company's existing clearing agreement. Please revise to provide a pro forma adjustment in the pro forma combined operating information presented on page 24 and to provide a Note on page 26.

    Company Response:

    The Company notes the Staff's comment. The Company will revise Note 4 to the pro forma combined operating information on page 29 of the Registration Statement to include the impact of the new clearing agreement with SG Americas Securities, LLC. At this time, negotiation of the final terms and pricing of the new clearing agreement has not been completed. When the pricing structure has been agreed, the effect will be reflected in the pro forma combined operating information.

  15.
  Please revise to apply your statutory/expected tax rate of 45% resulting from the separation agreement on the face of the pro forma combined operating information.

    Company Response:

    The Company has updated the note related to its pro forma adjustment for income taxes to better describe the current estimate of the pro forma effect on the income taxes of the separation and offering. On both an actual and a pro forma basis as of January 1, 2005, the Company has a deferred tax asset for which it has provided a full valuation allowance. The reduction in this valuation allowance during 2005 on both an actual and a pro forma basis materially affects the effective tax rate. Due to the existence of a valuation allowance for the deferred tax asset and the changes in the allowance affecting the tax expense in 2005 and 2006 on both an actual and a pro forma basis, the Company does not believe it is appropriate to use its statutory/effective rate of approximately 45%.

    The Company's disclosure on page 30 and page 41 of the Registration Statement that, after the offering, the Company expects its effective tax rate to be approximately 45% is based on the Company's analysis of enacted federal, state and local tax rates and the expected long-term profitability of the Company such that on a long-term basis the Company will not need to provide (or release) a valuation allowance on deferred tax assets. The Company believes it is important to inform investors that the combined enacted effective tax rate it expects to incur is approximately 45% and hence the reason for the disclosure on page 30 and page 41 of the Registration Statement.

    Although the Company believes it is appropriate to use an effective tax rate reflecting the pro forma effects of changes in the deferred tax asset valuation allowance in the pro forma information for the reasons set forth in the first paragraph of this response, the Company agrees it may be useful for investors to see the impact of the approximately 45% statutory tax rate it expects to incur on a longer-term basis. Therefore, the Company has expanded the applicable pro forma note to disclose what the incomes taxes would have been had the Company experienced a 45% effective tax rate.

    The valuation of the Company based on the offering price of the shares affects the pro forma income tax provision because such valuation will determine the amount of tax-basis goodwill the Company will be able to amortize and deduct from taxable income. This deduction will affect pro forma current taxes which the Company would have paid and that, in turn, will affect how much of the pro forma deferred tax asset valuation allowance the Company will release in 2005 and 2006. Because the offering price affects the pro forma income tax provision, the Company is unable to estimate its pro forma adjustment amount until the Company establishes an offering price range in a subsequent pre-effective amendment. Accordingly, the Company has removed the provision for income tax and net income amounts from the pro forma information in this amendment.

  16.
  Please revise your footnotes to include disclosures about the future provision for income taxes similar to your disclosures presented on page 39.

    Company Response:

    The Company has revised Note 7 beginning on page 29 of the Registration Statement to reflect the Staff's comment.

Management's Discussion and Analysis of Financial Condition and Results of
Operations, page29

Overview, page 29

  17.
  Please provide an overview of the consequences, both positive and negative, of your separation from Societe Generale including how your financial condition and operating results might be affected.

    Company Response:

    The Company has added disclosure beginning on page 34 of the Registration Statement to reflect the Staff's comment.

  18.
  Please provide analysis, consistent with Release No. 33-8350, of the opportunities, challenges, risks and uncertainties, of the separation on which the company's executives are most focused for both the short and long term, as well as the actions they are taking to address these opportunities, challenges risks and uncertainties. In addition, please provide analysis of economic or industry-wide factors relevant to the company on which management is concerned.

    Company Response:

    The Company has added disclosure beginning on page 34 of the Registration Statement to reflect the Staff's comment.

  19.
  Please revise your discussion of you financial results from 2001 to 2005 as follows:

  •
  explain in detail and in clear terms how and why your "year over year investment banking results… diverge[d] somewhat from broad market trends and volumes;"

  •
  discuss how your revenues and net income have not grown over the past three years; and

  •
  discuss the role of cost cutting since 2003 in your profits in the past two years.

    Company Response:

    The Company has added disclosure beginning on page 34 of the Registration Statement to reflect the Staff's comment. With regard to the Staff's second comment, the Company notes that its net income has grown from a net loss of $(76.1) million for the year ended December 31, 2003 to net income of $12.1 million for the year ended December 31, 2005. Excluding the effects of "Litigation and related costs", net income would have grown each year during the past three years.

  20.
  Please provide a separate section after the overview in which you discuss in detail the ramifications of your separation from Societe Generale. Please include analysis of the following:

  •
  the extent to which you will lose business from clients of Societe Generale;

  •
  the aggregate and particular additional costs that you will incur as a result of the separation sand going public including higher cost of capital and higher tax rate;

  •
  the extent to which Societe Generale will be competing with you and the extent to which it has plans to compete with you;

  •
  how your ability to compete generally will be reduced by your no longer being affiliated with a source of a broad range of financial services;

  •
  the loss of capital support; and

  •
  loss of institutional support and the loss of variety of services provided including but not limited to those in the Master Services Agreement.

    Company Response:

    The Company has added disclosure beginning on page 34 of the Registration Statement to reflect the Staff's comment.

Overview, page 29
Revenues, page 31

  21.
  Please confirm that reporting information for the business as a single segment meets the requirements of SFAS 131, especially paragraph 17, and that management neither receives nor reviews financial information for operating segments and/or that aggregation of operating segments is appropriate under SFAS 131.

    Company Response:

    The Company confirms that it operates its business as a single segment as defined by SFAS 131. The reporting package provided to its chief operating decision maker does not contain discrete financial information for any component of the Company other than the Company as a whole. Revenue from each of the Company's two primary sources, investment banking and sales and trading, is reported separately, but the Company does not allocate operating expenses among any business components and therefore has no measure of operating results other than for the Company as a whole.

Revenues—Other, page 32

  22.
  You disclose that other revenues include fees for managing a portfolio of merchant banking investments on behalf of Societe Generale, income associated with investments held as an economic hedge against liabilities under certain deferred compensation plans and other miscellaneous income such as fees for managing venture capital investments on behalf of an inactive employee fund. Please expand the disclosure to state the company's revenue recognition policy with regard to other revenues. In the event that management fees are waived disclose the amount of management fees waived during each period for which an income statement is provided and cite the accounting literature that you relied upon for recording these fees.

    Company Response:

    The Company has expanded the disclosure on page 38 of the Registration Statement to reflect the Staff's comment. The Company also confirms that to date it has not waived any management fees and does not expect to waive such fees in the future.

  23.
  In the event that components of other revenue will decline as a result of the offering, please revise to add an adjustment to the pro forma combined financial statements. We note the elimination of income in pro forma adjustment number 2 appearing on page 26 generated by the company's interest in the corporate owned life insurance product related to the Deferred Compensation Plan which will be transferred to the selling stockholder in connection with this offering.

    Company Response:

    The Company does not expect any components of other revenue, except for income from corporate owned life insurance, to decline as a result of the offering. Therefore, the Company does not believe any additional pro forma adjustments are necessary for this line item.

Liquidity and Capital Resources, page 43

  24.
  Delete the reference appearing in the first sentence to internally generated cash from operations as a factor that has historically satisfied capital and liquidity requirements since the company used cash in operating activities for all periods presented. In addition, revise last sentence of the discussion since it refers to funds from operating activities.

    Company Response:

    The Company has revised the disclosure on page 53 of the Registration Statement to reflect the Staff's comment.

Our History, page 50

  25.
  Please revise this section as follows:

    •
    provide us with the objective basis for your claim that you are "a leading provider of investment banking services to companies in our target sectors;"

      Company Response:

      Please refer to the Company's response to the Staff's comment #6.

      •
      explain your statement that you "largely conducted [y]our business independent of Societe Generale" to discuss the extent to Societe Generale managed your operations, sold some of your operations and provided various services and support to you; and

      Company Response:

      The Company has revised the disclosure on page 60 of the Registration Statement to reflect the Staff's comment.

      •
      discuss how you are different now than you were before you were acquired by Societe Generale in 1998 including differences in the lines of business.

      Company Response:

      The Company has revised the disclosure on page 60 of the Registration Statement to reflect the Staff's comment.

Competitive Strengths, page 52

  26.
  Please delete the following claims or providing us with objective evidence to support them:

    •
    you have a "leading position" in your target sectors;

    •
    you are the "leading franchise" focused on your target growth sectors; and

    •
    you have "equity research leadership."

      Company Response:

      Please refer to the Company's response to the Staff's comment #6.

Legal Proceedings, page 61

  27.
  Please revise this section as follows:

    •
    revise your statement that you are including a description of some of the proceedings to state that you are describing all material pending legal proceedings;

      Company Response:

      The Company has revised the disclosure on page 72 and page 95 of the Registration Statement to reflect the Staff's comment.

      •
      disclose for each of the proceedings the specific relief sought including the amount of damages;

      Company Response:

      The Company has revised the disclosure in the section "Legal Proceedings" beginning on page 71 of the Registration Statement to reflect the Staff's comment.

      •
      revise your statement that Societe Generale will indemnify you for "all liability" to disclose whether they will indemnify you for the costs of defending against such claims and for the costs of settling or only for the actual damages determined by a court;

      Company Response:

      The Company has added disclosure on page 72 of the Registration Statement to reflect the Staff's comment.

      •
      reconcile your statements regarding indemnification with your statement in footnote 10 in your financial statement that the outcome in of these claims "may be material to [your] combined operating results for any particular period;" and

      Company Response:

      The Company has revised the disclosure on page 40, page F-18 and page F-33 of the Registration Statement to reflect the Staff's comment.

      •
      correct your description of Mr. Pollet, on page 65, to disclose that he was a managing director of S.G. Cowen & Co. not simply a trader.

      Company Response:

      The Company has revised the disclosure on page 76 of the Registration Statement to reflect the Staff's comment.

Composition of the Board of Directors After This Offering, page 69

  28.
  We note your statement that after the offering "we will have a board of directors which we believe will be compliant with the independence criteria for boards of directors under applicable law." Please disclose your plans to change the board after the offering.

      Company Response:

      The Company has added disclosure on page 80 of the Registration Statement to reflect the Staff's comment.

Principal and Selling Stockholders, page 81

  29.
  Please revise the table on page 81 to reflect the allocation of restricted stock to the named executive officers and to all executive officers and directors as a group to reflect your stated intent to distribute the stock to them "immediately after this offering."

      Company Response:

      The Company has revised the notes to the principal and selling stockholders table on page 93 of the Registration Statement to reflect the Staff's comment.

  30.
  If SG Americas Securities Holdings, Inc. is a broker-dealer or an affiliate of a broker dealer, please state in this section and in the Plan of Distribution section that they are an underwriter.

      Company Response:

      SG Americas Securities Holdings, Inc. is not a broker-dealer. It is an "associated person of a broker or dealer" (as defined in Section 3(a)(18) of the Securities Exchange Act of 1934) because it controls a broker-dealer. SG Americas Securities Holdings, Inc. is acting as the selling stockholder in this underwritten public offering. It is not participating in the distribution of securities to the public and, thus, is not an underwriter of the securities to be sold.

Separation Overview, page 83

  31.
  Please revise your discussion of the cash disbursements to disclose the amount of each of the cash disbursements to which you refer.

      Company Response:

      The Company has revised the disclosure on page 94 of the Registration Statement to reflect the Staff's comment.

Allocation of Liabilities, page 84

  32.
  We note your disclosure of some of the liabilities that you and Societe Generale will be assuming or retaining. Please revise this section as follows:

    •
    disclose all significant liabilities that you and Societe Generale will be assuming or retaining;

    •
    disclose the estimated amount of the respective liabilities or enough information so that the magnitude of the liability can be estimated;

    •
    describe each liability rather than vaguely cross referencing to the Separation Agreement or other sections of the registration statement (e.g. "certain other known and specified liabilities").

      Company Response:

      The Company has added disclosure on page 95 of the Registration Statement to reflect the Staff's comment. The Company has added disclosure quantifying its liabilities to the extent that these liabilities are currently probable or estimable.

Pre-Closing Distribution and Initial Equity, page 85

  33.
  Please revise this section by disclosing the following information:

  •
  who will prepare the statements of your group equity;

  •
  who selected that entity;

  •
  the relationship between that entity and Society Generale; and

  •
  the relationship between that entity and you.

    Please indicate whether the obligations are included in the Separation Agreement.

    Company Response:

    The Company has revised the disclosure beginning on page 97 of the Registration Statement to reflect the Staff's comment.

Conditions to the Separation, Recission and Termination, page 86

  34.
  Please discuss the consequences of any cancellation by Societe Generale terminating or rescinding the Separation agreement or related agreements. Discuss whether the offering will continue.

    Company Response:

    In the event that Société Générale terminates the Separation Agreement and its related agreements, the offering will not continue and certain transactions that may have occurred in contemplation of the separation will be rescinded. The Company has expanded the disclosure on page 97 and page 98 of the Registration Statement to reflect the Staff's comment.

No Business Restrictions, page 86

  35.
  Please disclose the extent to which Societe Generale plans to continue in the businesses that it formerly operated through you.

    Company Response:

    The Company has added disclosure on page 98 of the Registration Statement to reflect the Staff's comment.

Indemnification Agreement, page 87

  36.
  Please revise this section as follows:

  •
  revise your statement that the agreement applies to "this offering and "related transactions" to disclose the related transactions;

  •
  describe those "claims that, pursuant to the Indemnification Agreement, are being assumed by such party" and therefore not subject to the indemnification agreement; and

  •
  clarify that you are "including" all of the material "certain liabilities" contained in the Indemnification Agreement.

    In addition, please explain to us the basis for your not including this agreement as an exhibit.

    Company Response:

    The Company has revised the disclosure beginning on page 98 of the Registration Statement to change the reference to "related transactions," which was intended to identify the various transactions incident to the separation of the Company from Société Générale, to "the separation transactions" to address the Staff's comment and to avoid possible confusion.

    The third sentence of the first paragraph under the heading "Indemnification Agreement" refers to the mutual releases by the Company and Société Générale of all claims against the other. The reference to "claims that, pursuant to the Indemnification Agreement, are being assumed by such party" to which the Staff refers are those claims in respect of which the mutual releases will not apply; such claims, however, are included in the liabilities described under the heading "Separation Agreement—Allocation of Liabilities" and, accordingly, will be subject to the Indemnification Agreement. The Company has added clarifying language on page 98 of the Registration Statement.

    The Company supplementally advises the Staff that all of the material "certain liabilities" contained in the Indemnification Agreement have been included in the disclosure.

    The Indemnification Agreement will be included as an exhibit.

Societe Generale Board Representation, page 88

  37.
  Please revise your statement that Societe Generale will have the "right to nominate two individuals to serve on our eight-person board" to clarify whether it has the right to appoint two individuals without shareholder approval or whether it has the right to nominate subject to shareholder approval.

    Company Response:

    The Company has revised the disclosure beginning on page 99 of the Registration Statement to reflect the Staff's comment.

Tax Matters Agreement, page 90

  38.
  Please disclose the value of the net operating loss carryforwards that Societe Generale is retaining.

    Company Response:

    The Company has revised the disclosure on page 102 of the Registration Statement to reflect the Staff's comment.

Employee Matters Agreement, page 91

  39.
  Please provide more detail regarding the terms of this agreement and the allocation of responsibilities and liabilities between you and Societe Generale.

    Company Response:

    The Company has revised the disclosure on page 103 of the Registration Statement to reflect the Staff's comment.

Clearing Agreement, page 92

  40.
  Please revise this section to discuss the following:

  •
  the reasons why you are terminating your current clearing agreement with Societe Generale and entering into a new agreement with Societe Generale;

  •
  the differences between your current agreement and the new agreement;

  •
  the pricing structure;

  •
  the extent to which you considered other sources for these services and whether they offered better prices; and

  •
  whether the price you will pay for these services will be at market rates.

    Company Response:

    The Company has revised the disclosure on page 104 of the Registration Statement to reflect the Staff's comment. Regarding the Staff's comment relating to the disclosure of the pricing structure of the renegotiated clearing agreement, the Company notes that it expects that the clearing services will be provided by SG Americas Securities, LLC at market rates; however, the pricing structure has not yet been agreed. The Company does not intend to disclose the actual price structure in the Registration Statement due to its sensitive nature and competitive concerns. The Company further notes that it is currently working with an external consultant to identify other clearing providers and to benchmark the price and other terms of services offered by SG Americas Securities, LLC and others in the marketplace.

Financial Statements

Report Of Independent Registered Public Accounting Firm, page F-2

  41.
  File the signed report of the independent registered public accounting firm in an amendment to the Form S-1.

    Company Response:

    A signed report of the independent registered public accounting firm will be included in a pre-effective amendment after the completion of the transaction described in the second paragraph of Note 1 on page F-7 to the combined financial statements and the consummation of the related separation agreements described in Note 18 beginning on page F-31 to the combined financial statements.

General

  42.
  Please note the updating requirements of Rule 3-12 of Regulation S-X when filing your next amendment.

    Company Response:

    In preparing and filing Amendment No. 1 to the Registration Statement, the Company has noted the updating requirements of Rule 3-12 of Regulation S-X.

  43.
  Please file an updated consent from your independent accountants with your next amendment.

    Company Response:

    An updated consent from the independent registered public accounting firm has been included in Amendment No. 1 to the Registration Statement.

Combined Statements of Financial Condition, page F-3

  44.
  Please revise to provide pro forma disclosure on the face of the consolidated statement of financial condition for the capital distribution to the selling stockholder. Clearly disclose the source of the planned cash distribution. Include other asset and liability distributions as the result of the separation and other agreements. See SAB Topic 1-B.3.

    Company Response:

    The Company notes the Staff's comment and the Staff's position presented in SAB Topic 1.B.3. The Company also notes Topic 7.III.C.2 from the Division of Corporation Finance's 2000 accounting training material that "Distributions [to major shareholders prior to an offering] should be reflected in pro forma balance sheet along side of historical balance sheet."

    The Company has reflected the capital distribution it will make to SG Americas Securities Holdings as a result of the offering in its unaudited pro forma combined financial condition information, which the Company has updated to March 31, 2006 in the Registration Statement. Note 10 to such information describes the Company's treasury practices and discloses the source of the planned cash distribution. Please see "Unaudited Pro Forma Combined Financial Information."

    The Company submits that presentation of its unaudited pro forma combined financial condition information in the forepart of the Registration Statement satisfies the provision of SAB Topic 1.B.3 that dividends declared by a subsidiary subsequent to the balance sheet date be reflected in a pro forma balance sheet, and that duplication of this unaudited information in the financial statement section of the Registration Statement would be redundant. The Company believes presenting the pro forma information along side the historical balance sheet is necessary only if the pro forma information is not included elsewhere in the Registration Statement.

Combined Statements of Operations, page F-4

  45.
  Please tell us how your Other revenues and Other expenses relate to operating revenues and the expenses of providing services yielding those revenues as contrasted with nonoperating revenues and expenses.

    Company Response:

    The Company describes the activities giving rise to its Other revenues in "Management's Discussion and Analysis of Financial Condition and Results of Operation" on page 38 of the Registration Statement. These activities—providing investment portfolio management services and holding investments—are traditional activities of securities brokers and dealers and the Company considers its Other revenues to be classified appropriately as operating revenues. The Company describes the costs giving rise to its Other expenses in "Management's Discussion and Analysis of Financial Condition and Results of Operation" on page 40 of the Registration Statement. The Company considers its Other expenses to be classified appropriately among its operating expenses as consisting of other operating costs and expenses and other general expenses. Included in Other revenues and Other expenses are net gains and losses arising from sales and exchanges and impairments of the Company's exchange memberships. Although exchange memberships are readily tradable assets, as the Company uses the memberships in its operating activities, it considers these gains and losses to be other operating revenues and expenses rather than principal transactions revenues. Please see the Company's response to the Staff's comment #46.

  46.
  Please revise your statements of operations to

  •
  Reclassify interest expense to expenses and remove the caption net revenues;

  •
  Provide a cost of services line item which includes the costs incurred to earn revenues; and

  •
  Reclassify other income and other expense items to nonoperating income and expense as appropriate.

    See Article 5 of Regulation S-X.

    Company Response:

    The Company notes the Staff's comment. The AICPA Industry Audit Guide, Brokers and Dealers in Securities, describes the common functions and activities of a securities broker and dealer in paragraph 1.04:

      Securities broker-dealers perform various functions within the securities industry. Brokers acting as agents facilitate their customers' purchase and sale of securities, commodities, and related financial instruments and usually charge commissions. Dealers or traders acting as principals buy and sell for their own accounts from and to customers and other dealers. Dealers typically carry an inventory and make a profit or loss on the spread between bid and asked prices or on markups from dealer prices, or they make a speculative profit or loss on market fluctuations. Many firms are known as broker-dealers because they act in both capacities. The range of their activities can go far beyond those described above. For example, many broker-dealers provide such financial services as-

      •
      Underwriting, or participating in the underwriting of, publicly offered securities.

      •
      Assisting in the private placement of securities.

      •
      Providing investment research and advice.

      •
      Developing new financial products, including derivative products.

      •
      Providing a source of market liquidity (market makers and specialists) and creating a secondary market for many products.

      •
      Serving in an advisory capacity for public and corporate finance activities (such as mergers and acquisitions and leveraged buyouts) and providing investment and management advisory services to individuals, corporations, and others (such as mutual funds).

      [Services that the Company has not historically provided have been omitted from the list.]

    Article 5 of Regulation S-X describes non-operating income and expenses as arising from dividend income, interest income on securities, interest expense, net profits or losses on securities and miscellaneous other income and income deductions. As a securities broker and dealer, dividend income, interest income on securities, interest expense and net profits or losses on securities represent some of the revenue and expense items arising from our primary operating activities.

    Accordingly, the Company believes these items are appropriately included as operating revenues from services (Rule 5-03.1(d)) and related cost of providing services (Rule 5-03.2(d)).

    The Company's interest expense arises from short security positions it takes in its sales and trading operations, which primarily include its acting as a market-maker in over-the-counter common equity securities and its trading of convertible securities. As such, interest expense is a direct expense applicable to the Company's interest and dividend revenues from long security positions and commissions and principal transactions operating revenues. The Company believes interest expense is properly included as a cost of services that is deducted from gross operating revenues to arrive at a gross margin measure, which the Company has identified as "Net revenues." The Company notes that a substantial majority of public securities broker-dealers report brokerage-related interest expense in a similar manner and identify the resulting gross margin measure as "net revenues" or a variation thereon.(1)

    The Company believes the remainder of its expenses comprise other operating costs and expenses (Rule 5-03.3), selling general and administrative expenses (Rule 5-03.4) and other general expenses (Rule 5-03.6) and are appropriately not included in its cost of services measure deducted from total revenues to arrive at net revenues.

    As described in the Company's response to the Staff's comment #46, the Company has evaluated the material components of Other revenues and Other expenses and has determined that they are properly classified as operating revenues and operating expenses rather than non-operating income or non-operating expenses.

Note 2—Summary of Significant Accounting Policies
Furniture, Fixtures, Equipment and Leasehold Improvements, Net, page F-9

  47.
  State the basis of determining amounts of furniture, fixtures, equipment and leasehold improvements.

    Company Response:

    The Company has revised the disclosure on page F-9 of the Registration Statement to reflect the Staff's comment.

Note 6—Exchange Memberships, page F-15

  48.
  Expand the MD&A discussion to address the increase in the fair value of exchange memberships during 2005.

    Company Response:

    The Company has added disclosure related to the gain associated with exchange memberships in its discussion of the three months ended March 31, 2006 on page 41 of the Registration Statement. In addition, the Company has added language on page 38 of the Registration Statement relating to revenue recognition policies for exchange membership interests to reflect the Staff's comment.

Note 7—Goodwill, page F-15

  49.
  Please tell us how you considered the contrast between the $207 million group equity at December 31, 2005 after the distribution to the selling shareholder and the fair value of equity implied by the IPO planned selling price. In your response, please address any implied asset or liability valuation issues.

    Company Response:

    The Company performed its annual test for impairment at December 31, 2005 and determined that goodwill was not impaired at that date. The fair value of the Company's equity implied by the planned initial public offering selling price, as represented on the face of the Registration Statement, was an estimate solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933. Prior to the time of the initial public offering, the underwriters will recommend a price range for the offering which will reflect their then current thoughts on the fair value of the Company's equity. At that time, the Company will assess whether its recommended valuation indicates a possible impairment of its goodwill.

(1)
Thirteen securities broker-dealers present brokerage-related interest expense as a cost of services deducted from total revenues to arrive at net revenues or similar measure: Bear Stearns Companies Inc.; E-Trade Financial Corp.; First Albany Companies Inc.; Goldman Sachs Group Inc.; Jefferies Group, Inc.; Jones Financial Companies, LLLP; Knight Capital Group, Inc.; Lehman Brothers Holdings Inc.; Merrill Lynch & Co Inc.; Charles Schwab Corp.; Stifel Financial Corp.; Tradestation Group Inc.; and Thomas Weisel Partners Group, Inc. Five securities broker-dealers present interest expense as either an operating expense or non-operating expense: First Montauk Financial Corp.; Labranche & Co Inc.; Oppenheimer Holdings Inc.; Paulson Capital Corp. (all operating expense) and MCF Corp. (non-operating expense). Four securities broker-dealers did not disclose interest expense on the face of their income statement.

Acknowledgment

        The Company acknowledges that (i) the Company is responsible for the adequacy and accuracy of the disclosure of the filing, (ii) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*************

        We thank you for your prompt attention to this letter responding to the Staff's Comment Letter and look forward to hearing from you at your earliest convenience. Please direct any questions concerning this filing to the undersigned at (212) 735-2694.

Very truly yours,
/s/ PHYLLIS G. KORFF Phyllis G. Korff